Defined Contribution Plan Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Contribution Plan Disclosure [Abstract]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	100.00%
Defined Contribution Plan Employer Discretionary Match Percentage	50.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	6.00%
DeferredCompensationArrangementWithIndividualRequiredServicePeriod	1 year
Defined Contribution Plan, Cost Recognized	$ 1.6	$ 1.1	$ 0.8